Off-balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 9,955,990	$ 13,253,439
Securities Held in Escrow	$ 1,803,674,978	$ 1,214,072,600